LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Lease, Cost	Operating lease expense was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Rent expense	$3,345	$2,506	$6,786	$5,149
Variable lease payments	(12)	108	131	198
Supplemental information related to the Company’s operating leases was as follows ($ in thousands):

	As of June 30, 2023	December 31, 2022
Weighted-average remaining lease term (in years)	7.8	8.2
Weighted-average discount rate	5.7%	5.7%

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$—	$2,879	$290	$45,403

Lessee, Operating Lease, Liability, Maturity
As of June 30, 2023, future minimum lease commitments under non-cancelable operating leases were as follows (in thousands):

2023	$5,538
2024	8,577
2025	7,544
2026	7,544
2027	6,997
Thereafter	27,614
Total	63,814
Less: imputed interest	(12,724)
Total operating lease liabilities	$51,090